Other Payables and Accruals	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Payables And Accruals [Abstract]
Other Payables and Accruals
21.	OTHER PAYABLES AND ACCRUALS

	As of December 31,
	2021	2022
	US$	US$
Payables in respect of research and development expenses	4,248	5,435
Accrued salaries and bonuses	2,485	2,475
Accrued other expenses	2,265	1,662
Accrued share issue costs	644	—
Deposit received for a potential out-licensing drug patent (note)	1,000	1,000
Others	759	1,103

	11,401	11,675

Note:
During the year ended December 31, 2020, the Group signed an exclusive right of negotiation agreement with an independent third party (the “Independent Third Party”) to negotiate out-licensing
a drug patent to the Independent Third Party. Under the exclusive right of negotiation agreement, the Group had received a deposit of US$1,000 which may be considered as consideration for the exclusive right of negotiation if the Independent Third Party has not identified any negative findings (as stated in the exclusive right of negotiation agreement) by March 2, 2021. Up to the date when these consolidated financial statements are authorised for issue, despite no negative findings have been identified, the management of the Group considered the negotiation will not proceed further as it is found that a strategic investor invested into and licensed several drug patents (with similar feature of the Group’s drug patent) to the Independent Third Party. Up to the date these consolidated financial statements are authorized for issue, the Independent Third Party did not request the refund of the balance.